Acquisitions	12 Months Ended
Apr. 30, 2014
Acquisitions [Abstract]
Acquisitions

NOTE 2	ACQUISITIONS

During 2014, we completed two acquisitions for aggregate net cash consideration of $101.8, net of working capital adjustments. Enray Inc. (“Enray”), a leading manufacturer and marketer of premium organic, gluten-free ancient grain products, was acquired on August 20, 2013. Silocaf of New Orleans, Inc. (“Silocaf”), a strategic investment related to our green coffee supply chain, was acquired on September 5, 2013.

The purchase price for each business acquired was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The purchase price allocations include total intangible assets of $37.6 for both Enray and Silocaf. To the extent the purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, the excess was allocated to goodwill. Valuations resulted in Enray goodwill of $29.3, which was assigned to the International, Foodservice, and Natural Foods segment, and Silocaf goodwill of $22.8, which was assigned to the U.S. Retail Coffee segment. Silocaf goodwill is preliminary pending the finalization of our tax basis.

The results of operations for both of the acquired businesses are included in the consolidated financial statements from the dates of the transactions and did not have a material impact on the year ended April 30, 2014.

On January 3, 2012, we completed the acquisition of a majority of the North American foodservice coffee and hot beverage business of the former Sara Lee Corporation, including a liquid coffee manufacturing facility in Suffolk, Virginia, for $420.6 in an all-cash transaction. Utilizing proceeds from the 3.50 percent Senior Notes issued in October 2011, we paid Sara Lee Corporation, renamed The Hillshire Brands Company, $375.6, net of a working capital adjustment, and planned to pay an additional $50.0 in declining installments through June 2021, to a subsidiary of D.E Master Blenders 1753 N.V., an independent public company separated from The Hillshire Brands Company. The $50.0 obligation, included in other current liabilities and other noncurrent liabilities in the Consolidated Balance Sheet, was recognized at a present value of $45.0 and was paid in full as of April 30, 2014. During 2014 and 2013, payments of $35.0 and $10.0, respectively, were made and included in other – net financing on the Statements of Consolidated Cash Flows.

We incurred one-time costs of $0.9 in 2014, bringing total costs to $26.4 through April 30, 2014, directly related to the integration of the acquired business, and the charges were reported in other restructuring and merger and integration costs in the Statements of Consolidated Income. Total one-time costs related to the acquisition consist primarily of transition services provided by Sara Lee Corporation and employee separation and relocation costs, nearly all of which are cash related.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and our own estimates. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as part of the acquisition of the North American foodservice coffee and hot beverage business, at the acquisition date.

Assets acquired:
Cash and cash equivalents	$1.2
Other current assets	42.6
Property, plant, and equipment	92.8
Goodwill	149.9
Intangible assets	138.9
Other noncurrent assets	0.9

Total assets acquired	$426.3

Liabilities assumed:
Current liabilities	$3.6
Noncurrent liabilities	2.1

Total liabilities assumed	$5.7

Net assets acquired	$420.6

Of the total goodwill assigned to the International, Foodservice, and Natural Foods segment, $146.6 was deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92.0
Technology (10-year useful life)	23.8
Trademarks (6-year weighted-average useful life)	23.1

Total intangible assets	$138.9

On May 16, 2011, we completed the acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for $362.8. The acquisition included a manufacturing, distribution, and office facility in Miami. We utilized cash on hand and borrowed $180.0 under our revolving credit facility to fund the transaction. In addition, we incurred one-time costs of $10.9 in 2014, bringing total costs to $24.3 through April 30, 2014, directly related to the integration of Rowland Coffee, which includes cumulative costs of $10.3 in noncash expense items that were reported in cost of products sold – restructuring and merger and integration. The remaining charges were reported in other restructuring and merger and integration costs in the Statements of Consolidated Income. Total one-time costs related to the acquisition include noncash charges, primarily accelerated depreciation, associated with consolidating coffee production in Miami into our existing facilities in New Orleans, Louisiana.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and our own estimates. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as part of the Rowland Coffee acquisition, at the acquisition date.

Assets acquired:
Current assets	$34.0
Property, plant, and equipment	29.2
Goodwill	91.7
Intangible assets	213.5

Total assets acquired	$368.4

Liabilities assumed:
Current liabilities	$5.6

Total liabilities assumed	$5.6

Net assets acquired	$362.8

Goodwill of $84.8 and $6.9 was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively. Total goodwill deductible for income tax purposes was $94.8.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147.8
Trademark (10-year useful life)	1.6
Intangible assets with indefinite lives:
Trademarks	64.1

Total intangible assets	$213.5